Condensed Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
REVENUE
Product sales				$ 194,481
OPERATING EXPENSES
Research and development	14,257	25,487	57,285	125,664
Stock in exchange for services	79,025
Professional fees	44,448	168,737	488,287	403,164
Selling, general and administrative expenses	60,872	63,738	223,055	242,231
Total operating expenses	198,602	257,962	768,627	771,059
Net loss from operations	(198,602)	(257,962)	(768,627)	(576,578)
Other income (expense)
Interest expense	(1,816)	(4,858)	(21,735)	(35,383)
Interest expense related to derivative liability		(52,989)		(16,866)
Change in derivative		812		186
Net loss before income taxes	(200,418)	(314,997)	(540,362)	(628,641)
Income taxes
Net loss	$ (200,418)	$ (314,997)	$ (790,362)	$ (628,641)
Basic and diluted loss per share	$ 0.00	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average number of shares outstanding	113,829,847	45,345,349	63,606,767	29,743,242